Intangible Assets - Schedule of Expected Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
2017	$ 1,392
2018	1,221
2019	772
2020	262
2021	263
Thereafter	30
Net carrying amount	$ 3,940	$ 4,119